Consolidated statements of comprehensive income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of comprehensive income [Abstract]
Net loss		$ (204,718)	$ (59,879)
Items that will not be reclassified to net earnings:
Remeasurements of defined benefit liability	[1]	(6,216)	(2,109)
Items that are or may be reclassified to net earnings:
Exchange differences on translation of foreign operations		(44,080)	(77,341)
Unrealized gains on available-for-sale assets	[2]	5,837	3,790
Other comprehensive loss, net of taxes		(44,459)	(75,660)
Total comprehensive loss		(249,177)	(135,539)
Other comprehensive income (loss) attributable to:
Equity holders		(44,449)	(75,826)
Non-controlling interest		(10)	166
Other comprehensive loss for the year		(44,459)	(75,660)
Total comprehensive income (loss) attributable to:
Equity holders		(249,391)	(137,437)
Non-controlling interest		214	1,898
Total comprehensive loss for the year		(249,177)	(135,539)
Income tax on remeasurement of defined benefit liability		(2,155)	(834)
Income tax on unrealized gain or (loss) on available for sale assets		$ 665	$ 399

[1]	Net of tax ( 2017 - $ 2,15 5 ; 2016 - $ 834 )
[2]	Net of tax ( 2017 - $(665); 2016 - $(399))